SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended										12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021
Issue of common shares	77,040,836	50,662,170	42,262,958	3,333,333	16,500,000	17,500,000	12,000,000	3,500,000	825,000	6,337,500
Preferred shares converted				51,850							51,850
Common stock converted											5,940,247
Preferred Stock [Member]
Preferred shares issued				48,125							48,125
Cash received (in Dollars)											$ 43,745
Common Stock [Member]
Issue of common shares									2,370,696		26,473,580